UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.

(Address of principal executive offices):	60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

(Name and address of agent for service):	Gregg B. Keeling
60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

Registrant’s telephone number:	(415) 461-8770

Date of fiscal year end:	June 30, 2013

Date of reporting period:	March 31, 2013

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Equity Income Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.5%

AEROSPACE & DEFENSE - 2.0%
Lockheed Martin Corp.	5,800	$559,816

AIR FREIGHT & LOGISTICS - 2.1%
United Parcel Service, Inc. Class B	6,815	585,408

ASSET MANAGEMENT & CUSTODY BANKS - 2.5%
BlackRock, Inc.	2,700	693,576

BANKING-COMMERCIAL - 2.0%
Bank of Hawaii Corp.	11,100	563,991

BANKING-REGIONAL BANKS - 2.0%
Cullen/Frost Bankers, Inc.	9,000	562,770

BASIC MATERIALS - 2.0%
Compass Minerals International, Inc.	7,300	575,970

BREWERS - 2.1%
Molson Coors Brewing Co. Class B	11,900	582,267

CHEMICALS-DIVERSIFIED - 1.7%
EI du Pont de Nemours & Co.	9,780	480,785

CHEMICALS-SPECIALTY - 4.7%
Innophos Holdings, Inc.	11,400	621,984
RPM International, Inc.	22,000	694,760

		1,316,744

CONSUMER PRODUCTS - 1.9%
Scotts Miracle-Gro Co. (The) Class A	12,400	536,176

CONSUMER PRODUCTS-HOUSEHOLD - 2.5%
Kimberly-Clark Corp.	7,050	690,759

DATA PROCESSING & OUTSOURCED SERVICES - 2.0%
Paychex, Inc.	16,400	575,148

	Shares	Value

DISTRIBUTION & WHOLESALE - 2.2%
Genuine Parts Co.	7,785	$607,230

DIVERSIFIED FINANCIAL SERVICES - 1.8%
Broadridge Financial Solutions, Inc.	20,800	516,672

DIVERSIFIED OPERATIONS - 1.8%
Koninklijke Philips Electronics N.V. (Netherlands)	17,500	517,125

ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
Emerson Electric Co.	10,700	597,809

ELECTRONIC EQUIPMENT MANUFACTURING - 2.0%
Molex, Inc.	19,500	570,960

ENERGY - 3.5%
Chevron Corp.	4,700	558,454
Enbridge Energy Partners LP	14,000	421,960

		980,414

FOOD - 3.0%
Flowers Foods, Inc.	25,500	839,970

FOOD DISTRIBUTORS - 2.1%
SYSCO Corp.	17,200	604,924

HEALTH CARE PRODUCTS - 2.2%
Baxter International, Inc.	8,600	624,704

HOUSEHOLD-HOME FURNISHINGS - 2.7%
Leggett & Platt, Inc.	22,825	771,029

INDUSTRIAL CONGLOMERATES - 1.9%
Air Products & Chemicals, Inc.	6,100	531,432

INDUSTRIAL MACHINERY - 2.3%
Eaton Corp. Plc (Ireland)	10,740	657,825

See accompanying notes to Schedule of Investments.

Meridian Equity Income Fund

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INSURANCE BROKERS - 1.6%
Marsh & McLennan Cos., Inc.	12,200	$463,234

MEDIA - 2.0%
Meredith Corp.	14,800	566,248

METALS - 1.6%
Newmont Mining Corp.	10,500	439,845

OIL & GAS-STORAGE & TRANSPORTATION - 1.8%
Spectra Energy Corp.	16,400	504,300

PACKAGING - 1.9%
Greif, Inc. Class A	9,900	530,838

PHARMACEUTICALS - 2.3%
Johnson & Johnson	7,885	642,864

RAILROADS - 1.9%
Norfolk Southern Corp.	6,800	524,144

REITS-HOTEL & LODGING - 1.6%
Chatham Lodging Trust REIT	26,400	464,904

REITS-SPECIALIZED - 3.7%
Campus Crest Communities, Inc. REIT	42,500	590,750
Digital Realty Trust, Inc. REIT	6,800	454,988

		1,045,738

RESTAURANTS - 3.7%
Einstein Noah Restaurant Group, Inc.	36,000	533,880
McDonald’s Corp.	5,065	504,930

		1,038,810

RETAIL - 3.7%
Hasbro, Inc.	13,900	610,766
Cato Corp. (The) Class A	18,500	446,590

		1,057,356

	Shares	Value

RETAIL-DRUG STORE - 2.6%
Walgreen Co.	15,400	$734,272

SEMICONDUCTORS - 3.6%
Intel Corp.	18,100	395,485
Linear Technology Corp.	15,800	606,246

		1,001,731

SOFT DRINKS - 2.0%
Dr Pepper Snapple Group, Inc.	12,000	563,400

SOFTWARE & SERVICES - 3.5%
CA, Inc.	19,700	495,849
Microsoft Corp.	17,295	494,810

		990,659

TELECOMMUNICATION SERVICES-INTEGRATED - 2.0%
AT&T, Inc.	15,680	575,299

TOBACCO - 1.9%
Reynolds American, Inc.	12,150	540,553

UTILITIES - 2.0%
Hawaiian Electric Industries, Inc.	20,000	554,200

TOTAL INVESTMENTS - 98.5% (Cost $22,844,515)		27,781,899

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.5%		418,203

NET ASSETS - 100.0%		$28,200,102

REIT - Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

Meridian Growth Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.1%

AIR FREIGHT & LOGISTICS - 1.2%
Expeditors International of Washington, Inc.	752,000	$26,853,920

AUTOMOTIVE WHOLESALE SERVICES - 2.0%
LKQ Corp.*	1,975,000	42,976,000

BANKING-COMMERCIAL - 4.6%
Bank of Hawaii Corp.	945,000	48,015,450
East West Bancorp, Inc.	2,031,700	52,153,739

		100,169,189

BROKERAGE & MONEY MANAGEMENT - 4.3%
Affiliated Managers Group, Inc.*	358,000	54,978,060
LPL Financial Holdings, Inc.	1,159,000	37,366,160

		92,344,220

BUILDING PRODUCTS - 2.1%
Valspar Corp.	722,000	44,944,500

CELLULAR COMMUNICATIONS - 3.0%
SBA Communications Corp. Class A*	896,000	64,529,920

CHEMICALS-SPECIALTY - 1.4%
FMC Corp.	191,900	10,944,057
RPM International, Inc.	637,900	20,144,882

		31,088,939

CONSUMER SERVICES - 2.1%
Rollins, Inc.	1,858,357	45,622,664

DISTRIBUTION & WHOLESALE - 2.4%
Watsco, Inc.	404,000	34,008,720
World Fuel Services Corp.	457,600	18,175,872

		52,184,592

ELECTRONIC EQUIPMENT MANUFACTURING - 2.5%
AMETEK, Inc.	1,255,000	54,416,800

	Shares	Value

ENERGY - 7.3%
Continental Resources, Inc.*	477,000	$41,465,610
Core Laboratories NV (Netherlands)	273,165	37,674,917
FMC Technologies, Inc.*	642,945	34,969,779
Noble Energy, Inc.	382,950	44,291,997

		158,402,303

ENVIRONMENTAL FACILITIES & SERVICES - 1.7%
Stericycle, Inc.*	351,100	37,279,798

FLOORING & CARPETS - 2.2%
Mohawk Industries, Inc.*	425,600	48,143,872

FURNITURE & FIXTURES - 1.7%
Herman Miller, Inc.	1,373,325	37,999,903

HEALTH CARE INFORMATION SERVICES - 2.2%
Cerner Corp.*	500,000	47,375,000

HEALTH CARE PRODUCTS - 3.5%
DENTSPLY International, Inc.	1,062,000	45,050,040
Edwards Lifesciences Corp.*	379,000	31,138,640

		76,188,680

HEALTH CARE TECHNOLOGY - 3.6%
IDEXX Laboratories, Inc.*	360,000	33,260,400
Life Technologies Corp.*	350,000	22,620,500
PerkinElmer, Inc.	632,500	21,277,300

		77,158,200

INDUSTRIAL - 2.5%
Woodward, Inc	883,900	35,143,864
Xylem, Inc.	696,000	19,181,760

		54,325,624

INDUSTRIAL CONGLOMERATES - 2.0%
Pall Corp.	626,000	42,799,620

See accompanying notes to Schedule of Investments.

Meridian Growth Fund

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INDUSTRIAL SERVICES - 1.1%
Ritchie Bros. Auctioneers, Inc. (Canada)	1,054,705	$22,887,098

INSURANCE BROKERS - 3.3%
Brown & Brown, Inc.	2,230,000	71,449,200

LEISURE & AMUSEMENT - 1.4%
Royal Caribbean Cruises, Ltd.	925,050	30,730,161

PHARMACEUTICALS - 1.5%
Perrigo Co.	279,600	33,196,908

REAL ESTATE MANAGEMENT & SERVICES - 2.2%
Jones Lang LaSalle, Inc.	479,000	47,617,390

RESTAURANTS - 0.9%
Cracker Barrel Old Country Store, Inc.	253,400	20,487,390

RETAIL - 13.8%
AutoZone, Inc.*	89,500	35,510,915
Bed Bath & Beyond, Inc.*	590,000	38,007,800
Coach, Inc.	431,000	21,545,690
Dollar Tree, Inc.*	450,000	21,793,500
DSW, Inc. Class A	481,000	30,687,800
Mattel, Inc.	1,224,205	53,607,937
PetSmart, Inc.	794,415	49,333,172
Sally Beauty Holdings, Inc.*	902,300	26,509,574
Tumi Holdings, Inc.*	1,059,900	22,194,306

		299,190,694

TECHNOLOGY - 6.9%
Autodesk, Inc.*	590,300	24,343,972
Avago Technologies, Ltd. (Singapore)	697,800	25,064,976
Trimble Navigation, Ltd.*	2,156,000	64,593,760
Zebra Technologies Corp. Class A*	756,900	35,672,697

		149,675,405

	Shares	Value

TECH-SOFTWARE - 7.3%
ANSYS, Inc.*	337,800	$27,503,676
Citrix Systems, Inc.*	430,200	31,043,232
MICROS Systems, Inc.*	378,800	17,239,188
Solera Holdings, Inc.	617,600	36,024,608
Teradata Corp.*	590,300	34,538,453
TIBCO Software, Inc.*	544,100	11,001,702

		157,350,859

TRANSPORTATION - 1.5%
Kirby Corp.*	425,000	32,640,000

TRUCKING - 1.9%
J.B. Hunt Transport Services, Inc.	538,800	40,129,824

TOTAL COMMON STOCKS - 94.1% (Cost $1,522,547,022)		2,040,158,673

U.S. GOVERNMENT OBLIGATIONS - 2.3%
U.S. Treasury Bill @ .079%** due 05/09/13 (Face Value $40,000,000)		39,996,469
U.S. Treasury Bill @ .066%** due 06/20/13 (Face Value $10,000,000)		9,998,670

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $49,994,970)		49,995,139

TOTAL INVESTMENTS - 96.4%
(Cost $1,572,541,992)		2,090,153,812

CASH AND OTHER ASSETS, LESS LIABILITIES - 3.6%		77,757,414

NET ASSETS - 100.0%		$2,167,911,226

*   Non-income producing securities

** Annualized yield at date of purchase

See accompanying notes to Schedule of Investments.

Meridian Value Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS - 93.0%

AEROSPACE & DEFENSE - 2.1%
FLIR Systems, Inc.	143,200	$3,724,632
Orbital Sciences Corp.*	694,400	11,589,536

		15,314,168

AGRICULTURE - 1.9%
Monsanto Co.	126,700	13,383,321

AIR FREIGHT & LOGISTICS - 1.0%
UTi Worldwide, Inc.	494,000	7,153,120

APPAREL - 2.9%
Gildan Activewear, Inc. (Canada)	315,300	12,583,623
Maidenform Brands, Inc.*	407,500	7,143,475
Wolverine World Wide, Inc.	23,000	1,020,510

		20,747,608

AUTOMOTIVE WHOLESALE SERVICES - 2.8%
LKQ Corp.*	914,000	19,888,640

BANKING-COMMERCIAL - 1.7%
Associated Banc-Corp.	783,600	11,902,884

BASIC MATERIALS - 1.7%
Compass Minerals International, Inc.	150,000	11,835,000

CHEMICALS-SPECIALTY - 1.0%
Innophos Holdings, Inc.	136,700	7,458,352

CONSULTING SERVICES - 2.3%
Huron Consulting Group, Inc.*	415,700	16,761,024

CONSUMER PRODUCTS - 0.9%
Scotts Miracle-Gro Co. (The) Class A	155,500	6,723,820

	Shares	Value

DIVERSIFIED FINANCIAL SERVICES - 5.1%
Broadridge Financial Solutions, Inc.	910,400	$22,614,336
Equifax, Inc.	242,700	13,977,093

		36,591,429

DIVERSIFIED OPERATIONS - 1.7%
Koninklijke Philips Electronics N.V. (Netherlands)	413,000	12,204,150

ENERGY - 3.9%
Energen Corp.	154,100	8,014,741
EOG Resources, Inc.	110,000	14,087,700
Ultra Petroleum Corp.*	303,700	6,104,370

		28,206,811

FOOD - 3.2%
Flowers Foods, Inc.	498,700	16,427,178
Lancaster Colony Corp.	85,900	6,614,300

		23,041,478

HEALTH CARE PRODUCTS - 3.0%
Haemonetics Corp.*	390,500	16,268,230
Masimo Corp.	264,600	5,191,452

		21,459,682

HEALTH CARE SERVICES - 1.9%
Humana, Inc.	55,000	3,801,050
ICON Plc ADR* (Ireland)	308,000	9,945,320

		13,746,370

HOME IMPROVEMENT RETAIL - 1.5%
Sherwin-Williams Co. (The)	62,000	10,471,180

HOUSEHOLD APPLIANCES - 1.7%
Stanley Black & Decker, Inc.	149,790	12,128,496

INDUSTRIAL - 6.7%
Aecon Group, Inc. (Canada)	474,600	6,092,223

See accompanying notes to Schedule of Investments.

Meridian Value Fund

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INDUSTRIAL (continued)
Flowserve Corp.	106,800	$17,911,428
Lennox International, Inc.	212,900	13,517,021
Xylem, Inc.	381,600	10,516,896

		48,037,568

INDUSTRIAL CONGLOMERATES - 1.3%
Air Products & Chemicals, Inc.	107,000	9,321,840

INDUSTRIAL SERVICES - 2.5%
Ritchie Bros. Auctioneers, Inc. (Canada)	518,200	11,244,940
W.W. Grainger, Inc.	31,000	6,974,380

		18,219,320

INSURANCE - 2.1%
Arthur J Gallagher & Co. (Canada)	368,800	15,235,128

LEISURE & AMUSEMENT - 3.9%
Bally Technologies, Inc.*	276,000	14,343,720
Polaris Industries, Inc.	149,000	13,781,010

		28,124,730

METALS - 1.8%
Newmont Mining Corp.	304,000	12,734,560

OFFICE SERVICES & SUPPLIES - 2.0%
Steelcase, Inc. Class A	982,000	14,464,860

PACKAGING - 1.1%
Aptargroup, Inc.	143,100	8,206,785

PHARMACEUTICALS - 1.4%
BioMarin Pharmaceutical, Inc.*	40,700	2,533,982
Hospira, Inc.*	237,400	7,793,842

		10,327,824

RAILROADS - 3.2%
GATX Corp.	187,400	9,739,178
Union Pacific Corp.	93,800	13,358,058

		23,097,236

	Shares	Value

REAL ESTATE - 2.0%
Alexander & Baldwin, Inc.*	411,200	$14,700,400

RESTAURANTS - 1.2%
Denny’s Corp.*	1,508,600	8,704,622

RETAIL - 3.2%
Aeropostale, Inc.*	620,100	8,433,360
Mattel, Inc.	331,800	14,529,522

		22,962,882

SEMICONDUCTORS - 3.6%
Linear Technology Corp.	316,200	12,132,594
Power Integrations, Inc.	311,800	13,535,238

		25,667,832

STORAGE - 1.7%
Mobile Mini, Inc.*	409,400	12,048,642

TECHNOLOGY - 9.1%
Autodesk, Inc.*	85,600	3,530,144
Brocade Communications Systems, Inc.*	2,151,300	12,413,001
Corning, Inc.	543,000	7,238,190
Cree, Inc.*	107,000	5,853,970
eBay, Inc.*	191,000	10,356,020
Verint Systems, Inc.*	422,600	15,446,030
Zebra Technologies Corp. Class A*	219,300	10,335,609

		65,172,964

TECH-SOFTWARE - 1.5%
Citrix Systems, Inc.*	147,000	10,607,520

TRANSPORTATION - 1.7%
Matson, Inc.	488,100	12,007,260

UTILITIES - 2.7%
Hawaiian Electric Industries, Inc.	699,375	19,379,681

See accompanying notes to Schedule of Investments.

Meridian Value Fund

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Value

COMMON STOCKS (continued)

TOTAL COMMON STOCKS - 93.0% (Cost $497,676,307)	$668,039,187

U.S. GOVERNMENT OBLIGATIONS - 2.1%
U.S. Treasury Bill @ .066%** due 06/20/13 (Face Value $15,000,000)	14,998,005

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $14,997,752)	14,998,005

TOTAL INVESTMENTS - 95.1% (Cost $512,674,059)	683,037,192

CASH AND OTHER ASSETS, LESS LIABILITIES - 4.9%	35,342,252

NET ASSETS - 100.0%	$718,379,444

ADR - American Depositary Receipt

*	Non-income producing securities
**	Annualized yield at date of purchase

See accompanying notes to Schedule of Investments.

Meridian Fund, Inc.

Notes to Schedules of Investments

March 31, 2013 (Unaudited)

1.	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

2.	Fair Value Measurements: As described in Note 1 above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of March 31, 2013 is as follows:

Valuation Inputs	Meridian Equity Income Fund	Meridian Growth Fund	Meridian Value Fund
Level 1 - Quoted Prices*	$27,781,899	$2,040,158,673	$668,039,187
Level 2 - Other Significant Observable Inputs**	—	49,995,139	14,998,005
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$27,781,899	$2,090,153,812	$683,037,192

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.

**	Level 2 investments are limited to U.S. Treasury Securities.

Meridian Fund, Inc.

Notes to Schedules of Investments (continued)

March 31, 2013 (Unaudited)

During the period ended March 31, 2013 there were no transfers between levels.

3.	Federal Income Tax Information: The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, were as follows:

	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Meridian Equity Income Fund	$22,844,515	$5,167,824	$(230,440)	$4,937,384
Meridian Growth Fund	1,572,541,992	528,940,366	(11,328,546)	517,611,820
Meridian Value Fund	512,674,059	183,817,231	(13,454,098)	170,363,133

ITEM 2 — CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 — EXHIBITS

(a)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ Gregg B. Keeling
Gregg B. Keeling
Acting President

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregg B. Keeling
Gregg B. Keeling
CFO & Treasurer

Date: May 30, 2013

By:	/s/ Gregg B. Keeling
Gregg B. Keeling
Acting President

Date: May 30, 2013